Pension and other post-retirement benefits - Assumptions and 1% change (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Pension plans [member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	2.30%	2.40%
Discount rate - expense	2.40%	3.00%
Rate of compensation increase	3.00%	2.90%
Pension plans [member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 12,380,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (9,593,000)
Pension plans [member] | Rate of compensation increase [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	0.01%
Increase in defined benefit obligation	$ 1,024,000
Decrease in actuarial assumption by	0.01%
Decrease in defined benefit obligation	$ (984,000)
Pension plans [member] | Increase of one year in the expected lifetime [member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ 2,032,000
Other Benefit Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	2.90%	2.50%
Discount rate - expense	2.50%	3.10%
Health care cost trend rate	5.00%	5.00%
Dental care cost trend rate	4.50%	4.50%
Other Benefit Plans [Member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	0.01%
Increase in defined benefit obligation	$ 3,769,000
Decrease in actuarial assumption by	0.01%
Decrease in defined benefit obligation	$ (3,003,000)